Convertible Promissory Notes Payable - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Millions	Dec. 06, 2022	Oct. 01, 2025	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Jan. 01, 2022 CNY (¥)	Sep. 30, 2020	Oct. 31, 2015 USD ($) $ / shares	Oct. 08, 2015 $ / shares
Convertible Promissory Note Payable [Line Items]
Notes issued | ¥			¥ 6,174,050	¥ 5,650,268	¥ 5,164,139	¥ 10,669,498
Loan interest rate							6.00%
Maturity Date	Oct. 08, 2026
Sale of Stock Price Per Share | $ / shares									$ 14.8869
Ping an group [Member]
Convertible Promissory Note Payable [Line Items]
Notes issued | $								$ 1,953.8
Loans received | $								$ 937.8
Loan interest rate		0.7375%
Conversion Of Debt To Equity conversion price | $ / shares								$ 14.8869
Ping An Group And An key Technology [Member]
Convertible Promissory Note Payable [Line Items]
Loan interest rate	0.7375%
Percentage of Conversion of Debt to Equity	50.00%
Percentage To Redeem Outstanding Principal Amount	50.00%
Percentage Of Additional Outstanding Principal Amount	50.00%